EARNINGS PER SHARE ("EPS")	12 Months Ended
Mar. 31, 2019
EARNINGS PER SHARE("EPS")
EARNINGS PER SHARE ("EPS")

Note 14—EARNINGS PER SHARE (“EPS”)

Basic EPS is the amount of net earnings available to each share of ordinary shares outstanding during the reporting period. Diluted EPS is the amount of net earnings available to each share of ordinary shares outstanding during the reporting period adjusted to include the effect of potentially dilutive ordinary shares. The following table details the computation of the basic and diluted net earnings per share:

	Year ended	Year ended	Year ended
	March 31, 2019	March 31, 2018	March 31, 2017
	USD	USD	USD
Numerator:
Net income attributable to Hexindai Inc.'s shareholders	5,532,581	65,481,973	8,570,864

Denominator:
Weighted average number of ordinary shares outstanding-basic	48,693,162	44,977,780	42,331,200
Weighted average number of dilutive potential ordinary shares from share options	4,219,664	2,678,483	—
Weighted average number of ordinary shares outstanding-diluted	52,912,826	47,656,263	42,331,200
Basic net income per share	0.11	1.46	0.20
Diluted net income per share	0.10	1.37	0.20